UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10245
                                                     ---------

                            GAM Avalon Lancelot, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               330 Madison Avenue
                               New York, NY 10017
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth A. Dursht
                                  GAM USA Inc.
                               330 Madison Avenue
                               New York, NY 10017
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-407-4600
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                            GAM AVALON LANCELOT, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006

                                   (UNAUDITED)

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

Management's Discussion and Analysis                                         1-2
Schedule of Investments                                                        3
Statement of Financial Condition                                               4
Statement of Operations                                                        5
Statements of Changes in Members' Capital                                      6
Statement of Cash Flows                                                        7
Notes to Financial Statements                                               8-11
Other Information                                                             12

GAM AVALON LANCELOT, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT

DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998, HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. MR. SMITH JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. MR. SMITH RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. This Fund uses portfolio managers employing a wide range of investment styles that may include investments in options, futures and other financial derivatives, distressed securities, and emerging markets, in addition to investment strategies emphasizing more traditional investments such as stocks and bonds. This Fund does not seek to emphasize any particular country, region, industry or sector, but seeks to allocate its assets among a diverse group of portfolio managers using different investment styles whose performance is not expected to be correlated with each other.

REPORT TO MEMBERS (UNAUDITED)

The Facts
                                           GAM Avalon
                                           Lancelot,  LLC     MSCI World Index
                                         ---------------------------------------
NAV per unit at September 30, 2006         USD$120.59              1,373.37

Total returns:
January 1, 2006 to  September 30, 2006          3.18%                11.23%
April 1, 2006 to September 30, 2006            -0.25%                 4.23%

Average annual total returns:
1 year to September 30, 2006                    5.44%                14.74%
3 year to September 30, 2006                    5.07%                17.27%
5 year to September 30, 2006                    4.40%                10.53%
Since inception  *                              3.52%                 5.48%
* Inception date - May 1, 2001

[GRAPHIC OF BAR CHART OMITTED]

AVERAGE ANNUAL TOTAL RETURNS

                       GAM Avalon
                      Lancelot, LLC   MSCI World Index
                      -------------   ----------------
1 YEAR                    5.44%            14.74%
3 YEARS                   5.07%            17.27%
5 YEARS                   4.40%            10.53%
SINCE INCEPTION           3.52%             5.48%

** Inception date (May 1, 2001) through September 30, 2006

[GRAPHIC OF BAR CHART OMITTED]

AVERAGE PERFORMANCE
FOR THE FISCAL YEARS ENDING MARCH 31,

                       GAM Avalon
                      Lancelot, LLC   MSCI World Index
                      -------------   ----------------
2006                      -0.25%             4.23%
2006                       7.40%            18.60%
2005                       0.23%            11.07%
2004                      14.92%            44.55%
2003                      -2.63%           -23.85%
2002**                     0.36%           -11.69%

     *For the six months ended September 30, 2006
    **Inception date (May 1, 2001) through March 31, 2002

FUND REVIEW

For the six months ended September 30, 2006, the GAM Avalon Lancelot, LLC (the "Fund") generated absolute net returns of (0.25%), in US$ terms.

As of September 30, 2006, the Fund held nine investment funds. The Fund is allocated across three distinct strategies and at the end of the period was allocated 42% to equity hedge, 27% to arbitrage, 24% to trading and 7% to other.

During the period, equity hedge, arbitrage and trading contributed positively to the Fund's performance. The equity hedge strategy contributed the greatest to performance.

The Fund's net return over the third quarter 2006 was (0.10%), in US$ terms.

GAM Avalon Lancelot, LLC
Schedule of Investments
September 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

                                                                                 % OF
                                                                                  NET
FUND NAME                             COST                 FAIR VALUE           ASSETS          LIQUIDITY*           OBJECTIVE*
------------------------         -------------------  -------------------  -----------------   -----------    --------------------
Alson Signature Fund LP                  10,100,000           14,454,824            9.30       Quarterly         US Equity Hedge
Capital Hedge Fund, Ltd.                 14,575,000           17,117,118           11.02        Monthly        Discretionary Macro
Seven Global QP LP                        8,500,000            9,038,991            5.82       Quarterly       Global Equity Hedge
The Lucerne Mid-Cap I, LP                 5,300,000            5,316,141            3.42
Boyer Allan Pacific Fund                     25,000            3,990,767            2.57
Eckhardt Futures LP                       1,910,000            2,599,148            1.67
Rubicon Global Partners LP                1,310,000            1,989,720            1.28
Blue Crest Equity Fund LP                 1,800,000            1,800,691            1.16
Rockbay Capital Institutional
  Fund LLC - Sidepocket                          --               79,896            0.05
                                 -------------------  -------------------  --------------
TOTAL                              $     43,520,000           56,387,296           36.29
                                 ===================
OTHER ASSETS IN EXCESS
   OF LIABILITIES                                             98,980,296           63.71
                                                      -------------------  -----------------
NET ASSETS                                              $    155,367,592          100.00 %
                                                      ===================  =================


The aggregate cost of investments for tax purposes was $58,839,995. Net unrealized depreciation on investments for tax purposes was $2,452,699, consisting of $12,867,496 of gross unrealized appreciation and $15,320,195 of gross unrealized depreciation.

* This information is presented only for investment funds that constituted 5% or more of net assets of GAM Avalon Lancelot, LLC.

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Financial Condition
September 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $43,520,000)              $ 56,387,296
Cash and cash equivalents                                                        21,298,262
Receivable for investment funds sold                                             79,028,197
                                                                               ------------

    TOTAL ASSETS                                                                156,713,755
                                                                               ------------

LIABILITIES
Management fee payable                                                            1,111,171
Accrued expenses                                                                    234,992
                                                                               ------------

    TOTAL LIABILITIES                                                             1,346,163
                                                                               ------------

        NET ASSETS                                                             $155,367,592
                                                                               ============

MEMBERS' CAPITAL
Represented by:
Net capital                                                                    $142,500,296
Net unrealized appreciation on investments in investment funds                   12,867,296
                                                                               ------------

    MEMBERS' CAPITAL                                                           $155,367,592
                                                                               ============


    Net asset value per outstanding unit of limited liability company
      interest ($155,367,592 / 1,288,407 units outstanding)                    $     120.59

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Operations
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                                            $    284,675
                                                                                      ------------

EXPENSES
  Management fee (Note 3)                                                                1,666,457
  Administrative and accounting fees                                                       123,816
  Professional fees                                                                         90,480
  Investor services fees                                                                    67,218
  Custody fees and expenses                                                                 15,665
  Directors' fees                                                                            5,750
  Other                                                                                      3,728
                                                                                      ------------

    Total expenses                                                                       1,973,114
                                                                                      ------------

    NET INVESTMENT LOSS                                                                 (1,688,439)
                                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS IN INVESTMENT FUNDS

    Net realized gain from investments in investment funds                              24,300,482
    Net change in unrealized depreciation on investments in investment funds           (23,029,003)
                                                                                      ------------

    NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS                1,271,479
                                                                                      ------------

    NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $   (416,960)
                                                                                      ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statements of Changes in Members' Capital

--------------------------------------------------------------------------------

                                                                         For the Six
                                                                        Months Ended            For the Year
                                                                     September 30, 2006             Ended
                                                                         (unaudited)           March 31, 2006
                                                                     ------------------        --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL
FROM OPERATIONS
  Net investment loss                                                  $  (1,688,439)          $  (4,066,421)
  Net realized gain from investments in investment funds                  24,300,482               3,750,903
  Net change in unrealized appreciation (depreciation) on
    investments in investment funds                                      (23,029,003)             13,492,916
                                                                       -------------           -------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                             (416,960)             13,177,398
                                                                       -------------           -------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from sale of 7,151 and 136,562 units of limited
    liability company interest to Members, respectively                      870,000              15,345,209
  Cost of 143,019 and 524,503 units repurchased from Members,
    respectively                                                         (17,263,341)            (60,317,941)
                                                                       -------------           -------------
      NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                        (16,393,341)            (44,972,732)
                                                                       -------------           -------------

      TOTAL DECREASE                                                     (16,810,301)            (31,795,334)

      MEMBERS' CAPITAL AT BEGINNING OF PERIOD                            172,177,893             203,973,227
                                                                       -------------           -------------

      MEMBERS' CAPITAL AT END OF PERIOD                                $ 155,367,592           $ 172,177,893
                                                                       =============           =============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Statement of Cash Flows
For the Six Months Ended September 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
  Net decrease in Members' capital derived from operations                            $   (416,960)
  Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
    Redemption of investment funds                                                      44,410,263
    Purchases of investment funds                                                      (16,100,000)
    Net change in unrealized depreciation on investments in investment funds            23,029,003
    Net realized gain from investments in investment funds                             (24,300,482)
    Increase in management fee payable                                                     823,385
    Increase in accrued expenses                                                           102,555
                                                                                      ------------

        NET CASH PROVIDED BY OPERATING ACTIVITIES                                       27,547,764
                                                                                      ------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                  720,000
    Capital redemptions                                                                (17,263,341)
                                                                                      ------------

        NET CASH USED IN FINANCING ACTIVITIES                                          (16,543,341)
                                                                                      ------------

        NET INCREASE IN CASH AND CASH EQUIVALENTS                                       11,004,423

            Cash and cash equivalents at beginning of period                            10,293,839
                                                                                      ------------

            Cash and cash equivalents at end of period                                $ 21,298,262
                                                                                      ============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
September 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         GAM Avalon Lancelot, LLC (the "Fund") was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in financial markets worldwide. The Fund will use portfolio managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives, distressed securities and emerging markets. The Fund will not seek to emphasize any particular country, region, industry or sector, but will seek to allocate its assets among a diverse group of portfolio managers.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and investment adviser of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. GAM International Management Limited ("GIML"), a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Advisor. GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents to assist in the placement of units.

         On  September  5, 2005,  UBS AG ("UBS") and Julius  Baer Ltd.  ("Julius
         Baer") entered into a definitive sale and purchase agreement pursuant to which Julius Baer agreed to purchase from UBS ("the Transaction") all issued and outstanding voting securities of GAM Holding AG, whose principal executive offices are located at Klausstr 10, 8008 Zurich, Switzerland ("GAM AG"), together with three private banks, Ehinger & Armand von Ernst AG, Ferrier Lullin & Cie. SA and Banco di Lugano SA, their subsidiaries, and certain other companies. The closing of the Transaction was completed on December 2, 2005. The Advisor is a direct, wholly-owned subsidiary of GAM AG, and GIML is a direct, wholly-owned subsidiary of GAM (U.K.) Limited, which in turn is a wholly-owned subsidiary of GAM AG. The Selling Agent is a direct, wholly-owned subsidiary of the Advisor. Upon the closing of the Transaction, each of the Advisor, GIML and GAM Services Inc. became indirect, wholly-owned subsidiaries of Julius Baer.

         At a meeting of the Directors on August 2, 2006, the Directors and Advisor determined to dissolve the Fund's Limited Liability Company Agreement. In connection with the determination, the Advisor provided redemptive notice to the Fund's underlying portfolio funds. Final liquidation distributions are expected to be made to members in the second quarter of 2007.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $56,387,296 (36.29% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on September 30, 2006. However, because of the inherent uncertainty of valuation, those estimated values

GAM Avalon Lancelot, LLC
Notes to Financial Statements
September 30, 2006
(Unaudited)
-------------------------------------------------------------------------------

         may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

         B. INCOME RECOGNITION

         Interest income is recorded on the accrual basis. Realized gains and losses from investments in investment funds are calculated on the identified cost basis.

         C. FUND EXPENSES

         The Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and members; all costs with respect to communications to members; and other types of expenses approved by the Directors.

         D. INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         For the purposes of reporting the statement of cash flows, the Fund considers all cash accounts which are not subject to withdrawal restrictions and all highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Advisor to make estimates and assumptions that may affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month (See Note 8 Subsequent Events).

         The Selling Agent and placement agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or placement agents. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

GAM Avalon Lancelot, LLC
Notes to Financial Statements (continued)
September 30, 2006
(Unaudited)
--------------------------------------------------------------------------------

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     4.  MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or loss for the fiscal period is allocated among and credited to or debited against the capital accounts of the members in accordance with their respective fund percentages for such fiscal period. The fund percentage of a member for a fiscal period shall be determined by dividing the balance of the member's capital account as of the commencement of such fiscal period by the sum of the capital accounts of all of the members as of the commencement of such fiscal period. The sum of the fund percentages of all members for each fiscal period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors, from time to time and in their complete and exclusive discretion, may determine to repurchase units from members, including the Advisor, pursuant to written tenders by members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from members two times each year, in June and December. The units redeemed during the six months ended September 30, 2006 and the fiscal year ended March 31, 2006 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a member or (ii) with the written consent of the Advisor.

     5.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

     6.  INVESTMENT TRANSACTIONS

         Purchases  and  sales of  investment  funds  for the six  months  ended
         September   30,   2006   aggregated   $16,100,000   and   $121,745,481,
         respectively.

     7.  INDEMNIFICATIONS

         In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     8.  SUBSEQUENT EVENTS

         In a letter to investors dated October 7, 2006, the Fund notified investors that it anticipated that approximately 70-80% of the Fund's assets would be avail be for distribution in December 2006.

GAM Avalon Lancelot, LLC
Notes to Financial Statements
September 30, 2006
(Unaudited)
-------------------------------------------------------------------------------

         At a meeting of the Directors on November 7, 2006, the directors approved the Advisor's voluntary agreement to waive 0.75% per annum of its management fee until the complete liquidation and distribution of the Fund.

9.   FINANCIAL HIGHLIGHTS

                                             For the six                          FOR THE YEARS ENDED MARCH 31,
                                             months ended         -------------------------------------------------------------
                                          September 30, 2006
                                             (Unaduited)             2006             2005            2004            2003
                                          ------------------      ----------        ----------      ----------      ----------
Per unit operating performance (a)
(For a unit of Members' capital
outstanding throughout the period):
Net asset value, beginning of period             $   120.89       $   112.55        $   112.30      $    97.72      $   100.36
                                                 ----------       ----------        ----------      ----------      ----------
INCOME (LOSS) FROM OPERATIONS:
Net investment loss                                  (1.24)           (2.40)            (2.26)          (2.53)          (2.63)
Net realized and unrealized gain (loss)
  on investment transactions                           0.94            10.74              2.51           17.11          (0.01)(b)
                                                 ----------       ----------        ----------      ----------      ----------
Total from operations                                 (0.30)            8.34              0.25           14.58          (2.64)
                                                 ----------       ----------        ----------      ----------      ----------


Net asset value, end of period                   $   120.59       $   120.89        $   112.55      $   112.30      $    97.72
                                                 ==========       ==========        ==========      ==========      ==========

TOTAL RETURN  (c)                                   (0.25%)            7.40%             0.22%          14.92%         (2.63%)


SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $  155,368       $  172,178        $  203,973      $  133,267      $   49,719


     RATIO TO AVERAGE NET ASSETS:
       Expenses, before waivers (d)                   2.38% (e)        2.24%             2.29%           2.40%           2.85%
       Expenses, net of waivers (d)                   2.38% (e)        2.24%             2.29%           2.40%           2.74%
       Net investment loss                          (2.04%)(e)       (2.09%)           (2.04%)         (2.38%)         (2.69%)
     Portfolio turnover rate                         11.75%           22.65%             0.00%          14.97%          25.63%

    -------------
(a) Based on average weighted units outstanding.
(b) The amount shown for a unit outstanding throughout the period does not accord with the aggregate net gains on investments for that period, because of the timing of sales and redemption of the Fund units in relation to changes in fair value of the investments of the Fund.
(c) Not annualized for periods less than one year and do not reflect any sales charges that may apply.
(d) Expense ratios of investment funds are not included in the expense ratio and the Fund's expense ratios do not reflect any sales charges that may apply.
(e) Annualized for periods less than one year.

GAM Avalon Lancelot, LLC
Other Information
September 30, 2006
(Unaudited)
-------------------------------------------------------------------------------

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file a schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, you may obtain copies of the Fund's Form N-Q upon request by calling 1-800-426-4685.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Fund's proxy voting policies and procedures, and its proxy voting record without charge, upon request by contacting the Fund directly at 1-800-426-4685, online on the Fund's Web site: www.gam.com, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GAM Avalon Lancelot, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Andrew Hanges
                         -------------------------------------------------------
                           Andrew Hanges, Director and President
                           (principal executive officer)

Date December 6, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Andrew Hanges
                         -------------------------------------------------------
                           Andrew Hanges, Director and President
                           (principal executive officer)

Date December 6, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Craig Giunta
                         -------------------------------------------------------
                           Craig Giunta, Treasurer
                           (principal financial officer)

Date December 7, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.